Accounts and transactions with related parties (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Current receivables due from related parties	$ 3,278,685	$ 3,048,841
Non-current receivables due from related parties	$ 118,122	190,865
Andronico Luksic Craig [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	6,062,786-K
Country of incorporation	Chile
Description of nature of related party relationship	Chairman of CCU
Current receivables due from related parties	$ 1,334	0
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Representaciones Chile Beer Kevin Michael Szot EIR [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	52,000,721-0
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 19,475	0
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Inversiones Chile Chico Ltda. [Member] | Services provided [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,029,109-9
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 1,928	2,959
Description of transactions with related party	Services provided
Description of functional currency	CLP
Minera Antucoya [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	76,079,669-7
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Minera Antucoya [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,079,669-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 350	161
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Inversiones Tv Medios Ltda. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,111,872-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 22	33
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Canal 13 SpA. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,115,132-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 0	51
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Vina Tabali S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,178,803-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 1,437	153
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Vina Tabali S.A. [Member] | Services provided [Member]
Statement [Line Items]
Related Parties Tax ID	76,178,803-5
Country of incorporation	Chile
Description of nature of related party relationship	Services provided
Vina Tabali S.A. [Member] | Services provided [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,178,803-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 30,888	51,667
Description of transactions with related party	Services provided
Description of functional currency	CLP
Inversiones Alabama Ltda. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,363,269-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 2,046	738
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Hapag-Lloyd Chile SpA. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,380,217-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 2,948	141
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Cerveceria Szot SpA. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,481,675-7
Country of incorporation	Chile
Description of nature of related party relationship	Associate of subsidiary (until august 2019)
Current receivables due from related parties	$ 0	2,869
Description of transactions with related party	Services provided
Description of functional currency	CLP
Cerveceria Szot SpA. [Member] | Services provided [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,481,675-7
Country of incorporation	Chile
Description of nature of related party relationship	Associate of subsidiary (until august 2019)
Current receivables due from related parties	$ 0	50,825
Description of transactions with related party	Loan
Description of functional currency	CLP
Cerveceria Szot SpA. [Member] | Remittanse send [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,481,675-7
Country of incorporation	Chile
Description of nature of related party relationship	Associate of subsidiary (until august 2019)
Current receivables due from related parties	$ 0	23,090
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Inversiones Rio Elqui SpA. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,486,051-9
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 11,845	24,029
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Minera Centinela [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	76,727,040-2
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Minera Centinela [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,727,040-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 1,081	608
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Transacciones e Inv. Arizona S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,806,870-4
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 0	11
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Cerveceria Kunstmann Ltda. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Current receivables due from related parties	$ 22,755	23,229
Description of transactions with related party	Services provided
Description of functional currency	CLP
Comercial Patagona Ltda. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	77,755,610-K
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Comercial Patagona Ltda. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	77,755,610-K
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary of joint venture
Current receivables due from related parties	$ 1,277,205	1,222,832
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Inversiones PFI Chile Ltda. [Member] | Services provided [Member]
Statement [Line Items]
Related Parties Tax ID	78,259,420-6
Country of incorporation	Chile
Description of nature of related party relationship	Services provided
Inversiones PFI Chile Ltda. [Member] | Services provided [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	78,259,420-6
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation
Current receivables due from related parties	$ 380,253	751,805
Description of transactions with related party	Services provided
Description of functional currency	CLP
Ferrocarril de Antofagasta a Bolivia S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	81,148,200-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 5,453	5,070
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 2,898	1,478
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Advance purchase [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 800,000	14,393
Description of transactions with related party	Advance purchase
Description of functional currency	CLP
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Loan [Member] | UF [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 33,827	32,149
Description of transactions with related party	Loan
Description of functional currency	UF
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Supply Contract [Member] | UF [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 48,353	47,082
Description of transactions with related party	Sales of products
Description of functional currency	UF
Compania Sud Americana de Vapores S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	90,160,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 2,173	1,264
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Invexans S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	91,021,000-9
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 32	33
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Quinenco S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	91,705,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Controller's shareholder
Current receivables due from related parties	$ 2,141	3,929
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Empresa Nacional de Energia Enex S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	92,011,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 6,841	4,384
Description of transactions with related party	Sales of products
Description of functional currency	CLP
SAAM S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	92,048,000-4
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 85	149
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Antofagasta Minerals S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	93,920,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Antofagasta Minerals S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	93,920,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 3,218	3,167
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Inversiones Enex S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	94,625,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Inversiones Enex S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	94,625,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 177,270	195,720
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Inversiones Y Rentas S.A. [Member] | Services provided [Member]
Statement [Line Items]
Related Parties Tax ID	96,427,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Services provided
Inversiones Y Rentas S.A. [Member] | Services provided [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,427,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Controller
Current receivables due from related parties	$ 2,708	3,465
Description of transactions with related party	Services provided
Description of functional currency	CLP
Inversiones Consolidadas Ltda. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,536,010-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 2,325	853
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Banchile Corredores de Bolsa S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,571,220-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 889	3,545
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Empresas Carozzi S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	96,591,040-9
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Empresas Carozzi S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,591,040-9
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation
Current receivables due from related parties	$ 936	0
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Socofin S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,645,790-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 1,028	0
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Banchile Administradora General de Fondos S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,767,630-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 0	315
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Minera Los Pelambres S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,790,240-3
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 588	300
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Agricola El Cerrito S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,819,020-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 22	11
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Inmobiliaria Norte Verde S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,847,140-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 32	33
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Agricola Valle Nuevo S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,922,250-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 32	33
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Banco de Chile [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 9,767	44,604
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Foods Compania de Alimentos CCU S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	99,542,980-2
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current receivables due from related parties	$ 0	11,071
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Foods Compania de Alimentos CCU S.A. [Member] | Services provided [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	99,542,980-2
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current receivables due from related parties	$ 17,626	269,616
Description of transactions with related party	Services provided
Description of functional currency	CLP
Foods Compania de Alimentos CCU S.A. [Member] | Remittanse send [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	99,542,980-2
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current receivables due from related parties	$ 0	20,035
Description of transactions with related party	Remittance send
Description of functional currency	CLP
Inversiones Rosario S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,951,040-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 65	22
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Bebidas Bolivianas BBO S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Bolivia
Description of nature of related party relationship	Sales of products
Central Cervecera de Colombia S.A.S. [Member] | Sales of products [Member] | USD [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Colombia
Description of nature of related party relationship	Joint venture
Current receivables due from related parties	$ 77,375	9,480
Description of transactions with related party	Sales of products
Description of functional currency	USD
QSR S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Sales of products
QSR S.A. [Member] | Sales of products [Member] | PYG [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current receivables due from related parties	$ 688	434
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Cerveceria Austral S.A. [Member] | Services provided [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current receivables due from related parties	$ 126,755	139,647
Description of transactions with related party	Services provided
Description of functional currency	CLP
Cerveceria Austral S.A. [Member] | Remittanse send [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current receivables due from related parties	$ 0	2,923
Description of transactions with related party	Remittance send
Description of functional currency	CLP
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Sales of products [Member] | UF [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 0
Description of transactions with related party	Sales of products
Description of functional currency	UF
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Loan [Member] | UF [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Loan
Description of functional currency	UF
Non-current receivables due from related parties	$ 118,122	143,783
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Supply Contract [Member] | UF [Member]
Statement [Line Items]
Non-current receivables due from related parties		47,082
Cervecera Kunstmann Ltda [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Cervecera Kunstmann Ltda [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Current receivables due from related parties	$ 192,227	78,435
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Proteccin y Seguridad SA [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,892,490-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 248	0
Description of transactions with related party	Sales of products
Description of functional currency	CLP
San Antonio Terminal Internacional S.A. [Member] | Services provided [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,908,970-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 9,516	$ 0
Description of transactions with related party	Services provided
Description of functional currency	CLP